Financial Risk and Capital Management - Disclosure of financial assets and financial liabilities continuing to be measured at fair value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	¥ 12,844	¥ 3,881
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	1,698
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	30,328	9,056
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,876
Derivatives [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	11,146	3,881
Derivatives [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	21,133	3,913
Bills receivable [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	4,376	3,975
Other Investments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	943	1,168
Level 1 of fair value hierarchy [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	2,681	726
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	1,698
Level 1 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	19,007	3,530
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,876
Level 1 of fair value hierarchy [member] | Derivatives [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	983	726
Level 1 of fair value hierarchy [member] | Derivatives [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	14,508	2,625
Level 1 of fair value hierarchy [member] | Other Investments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	623	905
Level 2 of fair value hierarchy [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	10,163	3,155
Level 2 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	6,625	1,288
Level 2 of fair value hierarchy [member] | Derivatives [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	10,163	3,155
Level 2 of fair value hierarchy [member] | Derivatives [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	6,625	1,288
Level 3 of fair value hierarchy [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	4,696	4,238
Level 3 of fair value hierarchy [member] | Bills receivable [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	4,376	3,975
Level 3 of fair value hierarchy [member] | Other Investments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	¥ 320	¥ 263